Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000143043
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class A
Trading Symbol	RTDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class AFootnote Reference(a)	Russell 1000® Index
2015	9,425	10,000
2016	9,860	10,426
2017	12,228	12,893
2018	12,851	13,793
2019	14,426	15,745
2020	14,995	17,456
2021	21,318	25,051
2022	18,486	20,948
2023	19,987	22,935
2024	27,082	31,665
2025	32,201	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales chargeFootnote Reference(a)	12.04%	15.15%	12.41%
Class A - no sales chargeFootnote Reference(a)	18.90%	16.52%	13.07%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,379,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 1,127,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

C000143044
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class C
Trading Symbol	RTDCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$179	1.64%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class CFootnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,461	10,426
2017	12,974	12,893
2018	13,592	13,793
2019	15,138	15,745
2020	15,620	17,456
2021	22,034	25,051
2022	18,962	20,948
2023	20,354	22,935
2024	27,365	31,665
2025	32,289	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class CFootnote Reference(a)	17.99%	15.63%	12.44%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,379,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 1,127,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

C000148917
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class M
Trading Symbol	RTDTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class M	Russell 1000® Index
2015	10,000	10,000
2016	10,475	10,426
2017	13,013	12,893
2018	13,712	13,793
2019	15,453	15,745
2020	16,133	17,456
2021	23,013	25,051
2022	20,031	20,948
2023	21,762	22,935
2024	29,584	31,665
2025	35,314	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class M	19.37%	16.96%	13.45%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,379,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 1,127,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

C000166214
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class R6
Trading Symbol	RTDRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,478	10,426
2017	13,018	12,893
2018	13,720	13,793
2019	15,465	15,745
2020	16,138	17,456
2021	23,042	25,051
2022	20,060	20,948
2023	21,798	22,935
2024	29,645	31,665
2025	35,380	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	19.34%	17.00%	13.47%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,379,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 1,127,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

C000143046
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class S
Trading Symbol	RTDSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index
2015	10,000	10,000
2016	10,461	10,426
2017	12,974	12,893
2018	13,652	13,793
2019	15,363	15,745
2020	16,008	17,456
2021	22,810	25,051
2022	19,833	20,948
2023	21,501	22,935
2024	29,202	31,665
2025	34,787	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	19.13%	16.79%	13.28%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,379,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 1,127,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

C000143047
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class Y
Trading Symbol	RTDYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index
2015	10,000	10,000
2016	10,470	10,426
2017	13,024	12,893
2018	13,719	13,793
2019	15,468	15,745
2020	16,157	17,456
2021	23,062	25,051
2022	20,081	20,948
2023	21,829	22,935
2024	29,684	31,665
2025	35,462	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	19.46%	17.02%	13.49%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 289,379,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 1,127,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

C000066902
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	RSQAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(a)
2015	9,425	10,000	10,000
2016	9,722	10,426	10,426
2017	11,922	12,893	12,893
2018	12,477	13,793	13,793
2019	13,794	15,745	15,634
2020	13,514	17,456	14,451
2021	19,462	25,051	20,774
2022	17,951	20,948	19,320
2023	18,395	22,935	19,346
2024	23,425	31,665	25,339
2025	25,391	38,358	28,164

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	2.15%	12.10%	9.77%
Class A - no sales charge	8.39%	13.44%	10.42%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(a)	11.15%	14.28%	10.91%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 161,264,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 801,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

C000066903
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	REQSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$194	1.87%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,239	10,426	10,426
2017	12,464	12,893	12,893
2018	12,944	13,793	13,793
2019	14,201	15,745	15,634
2020	13,809	17,456	14,451
2021	19,743	25,051	20,774
2022	18,066	20,948	19,320
2023	18,373	22,935	19,346
2024	23,224	31,665	25,339
2025	24,987	38,358	28,164

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	7.59%	12.59%	9.59%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(a)	11.15%	14.28%	10.91%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 161,264,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 801,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

C000066904
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class S
Trading Symbol	RLISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,345	10,426	10,426
2017	12,719	12,893	12,893
2018	13,348	13,793	13,793
2019	14,797	15,745	15,634
2020	14,542	17,456	14,451
2021	21,007	25,051	20,774
2022	19,428	20,948	19,320
2023	19,957	22,935	19,346
2024	25,494	31,665	25,339
2025	27,712	38,358	28,164

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	8.70%	13.76%	10.73%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(a)	11.15%	14.28%	10.91%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 161,264,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 801,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

C000004295
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class Y
Trading Symbol	REAYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class YFootnote Reference(a)	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,354	10,426	10,426
2017	12,747	12,893	12,893
2018	13,399	13,793	13,793
2019	14,877	15,745	15,634
2020	14,646	17,456	14,451
2021	21,188	25,051	20,774
2022	19,624	20,948	19,320
2023	20,191	22,935	19,346
2024	25,829	31,665	25,339
2025	28,129	38,358	28,164

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	8.91%	13.94%	10.90%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(b)	11.15%	14.28%	10.91%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 161,264,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 801,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

C000066914
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class A
Trading Symbol	REQAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.27%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	9,426	10,000	10,000
2016	9,822	10,426	10,440
2017	11,614	12,893	12,619
2018	12,447	13,793	13,764
2019	14,275	15,745	16,339
2020	14,954	17,456	17,475
2021	20,332	25,051	24,116
2022	18,246	20,948	20,166
2023	19,169	22,935	22,079
2024	24,848	31,665	30,484
2025	27,926	38,358	36,927

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	5.93%	11.97%	10.82%
Class A - no sales charge	12.36%	13.31%	11.47%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 162,030,000
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 784,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.
Material Fund Change Adviser [Text Block]

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066915
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class C
Trading Symbol	REQCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$214	2.02%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,343	10,426	10,440
2017	12,139	12,893	12,619
2018	12,912	13,793	13,764
2019	14,694	15,745	16,339
2020	15,275	17,456	17,475
2021	20,616	25,051	24,116
2022	18,361	20,948	20,166
2023	19,147	22,935	22,079
2024	24,637	31,665	30,484
2025	27,477	38,358	36,927

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	11.53%	12.46%	10.64%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 162,030,000
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 784,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.
Material Fund Change Adviser [Text Block]

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066916
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class S
Trading Symbol	REQTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,446	10,426	10,440
2017	12,386	12,893	12,619
2018	13,314	13,793	13,764
2019	15,314	15,745	16,339
2020	16,084	17,456	17,475
2021	21,934	25,051	24,116
2022	19,740	20,948	20,166
2023	20,800	22,935	22,079
2024	27,043	31,665	30,484
2025	30,477	38,358	36,927

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	12.70%	13.64%	11.79%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 162,030,000
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 784,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.
Material Fund Change Adviser [Text Block]

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004313
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class Y
Trading Symbol	REUYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,467	10,426	10,440
2017	12,434	12,893	12,619
2018	13,385	13,793	13,764
2019	15,419	15,745	16,339
2020	16,218	17,456	17,475
2021	22,153	25,051	24,116
2022	19,968	20,948	20,166
2023	21,074	22,935	22,079
2024	27,443	31,665	30,484
2025	30,977	38,358	36,927

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	12.88%	13.82%	11.97%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 162,030,000
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 784,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.
Material Fund Change Adviser [Text Block]

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000115674
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class A
Trading Symbol	RSEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
2015	10,000	10,000
2016	9,660	10,426
2017	11,928	12,893
2018	12,355	13,793
2019	13,763	15,745
2020	15,282	17,456
2021	21,275	25,051
2022	17,133	20,948
2023	18,790	22,935
2024	25,306	31,665
2025	29,520	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	9.96%	12.72%	11.43%
Class A - no sales charge	16.65%	14.07%	12.10%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,324,558,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 15,020,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

C000115675
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class C
Trading Symbol	RSECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$197	1.83%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
2015	10,000	10,000
2016	10,174	10,426
2017	12,461	12,893
2018	12,810	13,793
2019	14,159	15,745
2020	15,612	17,456
2021	21,574	25,051
2022	17,247	20,948
2023	18,764	22,935
2024	25,086	31,665
2025	29,060	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	15.84%	13.23%	11.26%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,324,558,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 15,020,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

C000178405
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class M
Trading Symbol	RUSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,285	10,426
2017	12,732	12,893
2018	13,234	13,793
2019	14,786	15,745
2020	16,469	17,456
2021	23,028	25,051
2022	18,606	20,948
2023	20,473	22,935
2024	27,672	31,665
2025	32,401	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	17.09%	14.49%	12.48%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,324,558,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 15,020,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

C000115677
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class S
Trading Symbol	RSESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index
2015	10,000	10,000
2016	10,285	10,426
2017	12,717	12,893
2018	13,214	13,793
2019	14,746	15,745
2020	16,417	17,456
2021	22,923	25,051
2022	18,506	20,948
2023	20,339	22,935
2024	27,468	31,665
2025	32,122	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	16.94%	14.37%	12.38%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,324,558,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 15,020,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

C000198621
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class Y
Trading Symbol	RUSPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class YFootnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,285	10,426
2017	12,717	12,893
2018	13,210	13,793
2019	14,767	15,745
2020	16,447	17,456
2021	22,998	25,051
2022	18,582	20,948
2023	20,451	22,935
2024	27,661	31,665
2025	32,414	38,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	17.18%	14.53%	12.48%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,324,558,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 15,020,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

C000066905
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RLACX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	9,425	10,000	10,000
2016	9,797	10,424	10,411
2017	12,359	12,924	13,311
2018	12,698	13,776	13,557
2019	13,117	15,635	14,222
2020	12,062	17,221	14,203
2021	19,340	24,782	21,418
2022	16,685	20,688	17,447
2023	15,311	22,422	15,953
2024	19,723	30,910	21,388
2025	20,859	37,343	24,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	(0.31)%	10.26%	7.63%
Class A - no sales charge	5.76%	11.58%	8.27%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 626,434,000
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 4,694,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066906
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	RLECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$216	2.11%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,319	10,424	10,411
2017	12,918	12,924	13,311
2018	13,175	13,776	13,557
2019	13,511	15,635	14,222
2020	12,331	17,221	14,203
2021	19,619	24,782	21,418
2022	16,797	20,688	17,447
2023	15,295	22,422	15,953
2024	19,558	30,910	21,388
2025	20,540	37,343	24,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.02%	10.74%	7.46%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 626,434,000
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 4,694,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178340
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class M
Trading Symbol	RUNTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 3000® Index	Russell 2000®IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,422	10,424	10,411
2017	13,192	12,924	13,311
2018	13,608	13,776	13,557
2019	14,115	15,635	14,222
2020	13,031	17,221	14,203
2021	20,972	24,782	21,418
2022	18,167	20,688	17,447
2023	16,735	22,422	15,953
2024	21,642	30,910	21,388
2025	22,981	37,343	24,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	6.19%	12.02%	8.68%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(b)	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 626,434,000
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 4,694,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000166199
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RSCRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Russell 3000® Index	Russell 2000®IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,442	10,424	10,411
2017	13,228	12,924	13,311
2018	13,645	13,776	13,557
2019	14,163	15,635	14,222
2020	13,077	17,221	14,203
2021	21,054	24,782	21,418
2022	18,240	20,688	17,447
2023	16,806	22,422	15,953
2024	21,740	30,910	21,388
2025	23,097	37,343	24,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	6.24%	12.05%	8.73%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(b)	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 626,434,000
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 4,694,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066907
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class S
Trading Symbol	RLESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,422	10,424	10,411
2017	13,185	12,924	13,311
2018	13,585	13,776	13,557
2019	14,079	15,635	14,222
2020	12,983	17,221	14,203
2021	20,872	24,782	21,418
2022	18,062	20,688	17,447
2023	16,618	22,422	15,953
2024	21,471	30,910	21,388
2025	22,782	37,343	24,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	6.10%	11.90%	8.58%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 626,434,000
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 4,694,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004298
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	REBYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,442	10,424	10,411
2017	13,234	12,924	13,311
2018	13,657	13,776	13,557
2019	14,171	15,635	14,222
2020	13,088	17,221	14,203
2021	21,079	24,782	21,418
2022	18,270	20,688	17,447
2023	16,839	22,422	15,953
2024	21,786	30,910	21,388
2025	23,147	37,343	24,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	6.25%	12.08%	8.76%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 626,434,000
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 4,694,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000148918
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class M
Trading Symbol	RTITX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class M	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,675	9,773	9,766
2017	11,984	11,995	12,025
2018	11,049	11,183	11,226
2019	11,906	12,423	12,470
2020	10,553	11,579	11,623
2021	14,473	15,701	15,761
2022	11,423	12,241	12,287
2023	12,894	13,778	13,831
2024	15,727	17,063	17,127
2025	19,297	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class M	22.70%	12.83%	6.79%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 197,820,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

C000166215
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class R6
Trading Symbol	RTIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	9,689	9,773	9,766
2017	12,009	11,995	12,025
2018	11,060	11,183	11,226
2019	11,921	12,423	12,470
2020	10,582	11,579	11,623
2021	14,491	15,701	15,761
2022	11,444	12,241	12,287
2023	12,928	13,778	13,831
2024	15,781	17,063	17,127
2025	19,375	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	22.78%	12.86%	6.84%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 197,820,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

C000143052
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class S
Trading Symbol	RTISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,665	9,773	9,766
2017	11,956	11,995	12,025
2018	10,996	11,183	11,226
2019	11,846	12,423	12,470
2020	10,495	11,579	11,623
2021	14,343	15,701	15,761
2022	11,321	12,241	12,287
2023	12,758	13,778	13,831
2024	15,540	17,063	17,127
2025	19,035	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	22.49%	12.65%	6.65%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 197,820,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

C000143048
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class Y
Trading Symbol	RTIYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,689	9,773	9,766
2017	12,000	11,995	12,025
2018	11,064	11,183	11,226
2019	11,928	12,423	12,470
2020	10,588	11,579	11,623
2021	14,512	15,701	15,761
2022	11,470	12,241	12,287
2023	12,942	13,778	13,831
2024	15,810	17,063	17,127
2025	19,405	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	22.74%	12.88%	6.85%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 197,820,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

C000066910
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class A
Trading Symbol	RLNAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	9,426	10,000	10,000
2016	9,249	9,773	9,766
2017	11,404	11,995	12,025
2018	10,448	11,183	11,226
2019	11,231	12,423	12,470
2020	10,098	11,579	11,623
2021	14,099	15,701	15,761
2022	10,854	12,241	12,287
2023	12,231	13,778	13,831
2024	14,787	17,063	17,127
2025	17,774	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	13.29%	10.65%	5.92%
Class A - no sales charge	20.20%	11.97%	6.55%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,112,288,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 7,258,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

C000066908
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class C
Trading Symbol	RLNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$220	2.01%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,740	9,773	9,766
2017	11,919	11,995	12,025
2018	10,839	11,183	11,226
2019	11,563	12,423	12,470
2020	10,316	11,579	11,623
2021	14,297	15,701	15,761
2022	10,925	12,241	12,287
2023	12,216	13,778	13,831
2024	14,662	17,063	17,127
2025	17,493	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	19.31%	11.14%	5.75%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,112,288,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 7,258,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

C000178350
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class M
Trading Symbol	RNTTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	9,839	9,773	9,766
2017	12,170	11,995	12,025
2018	11,196	11,183	11,226
2019	12,081	12,423	12,470
2020	10,904	11,579	11,623
2021	15,283	15,701	15,761
2022	11,812	12,241	12,287
2023	13,362	13,778	13,831
2024	16,219	17,063	17,127
2025	19,572	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	20.67%	12.41%	6.95%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(b)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,112,288,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 7,258,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

C000066909
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class S
Trading Symbol	RINTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,839	9,773	9,766
2017	12,164	11,995	12,025
2018	11,178	11,183	11,226
2019	12,048	12,423	12,470
2020	10,865	11,579	11,623
2021	15,214	15,701	15,761
2022	11,747	12,241	12,287
2023	13,274	13,778	13,831
2024	16,093	17,063	17,127
2025	19,404	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	20.57%	12.30%	6.85%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,112,288,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 7,258,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

C000004304
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class Y
Trading Symbol	RINYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,856	9,773	9,766
2017	12,207	11,995	12,025
2018	11,235	11,183	11,226
2019	12,129	12,423	12,470
2020	10,954	11,579	11,623
2021	15,360	15,701	15,761
2022	11,880	12,241	12,287
2023	13,444	13,778	13,831
2024	16,327	17,063	17,127
2025	19,716	21,087	21,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	20.75%	12.47%	7.02%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,112,288,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 7,258,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

C000042371
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	RGEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.23%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	9,421	10,000	10,000
2016	9,517	10,118	10,117
2017	11,745	12,423	12,447
2018	11,746	12,567	12,601
2019	12,987	14,162	14,200
2020	13,174	14,780	14,820
2021	18,685	20,755	20,811
2022	15,357	16,920	16,965
2023	17,127	18,693	18,743
2024	22,248	24,988	25,056
2025	26,554	30,490	30,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	12.49%	13.70%	10.26%
Class A - no sales charge	19.35%	15.05%	10.92%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,918,669,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 13,149,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Change [Text Block]

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Strategies [Text Block]

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000042372
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	RGECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$216	1.98%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,024	10,118	10,117
2017	12,277	12,423	12,447
2018	12,187	12,567	12,601
2019	13,371	14,162	14,200
2020	13,470	14,780	14,820
2021	18,956	20,755	20,811
2022	15,473	16,920	16,965
2023	17,108	18,693	18,743
2024	22,064	24,988	25,056
2025	26,149	30,490	30,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	18.51%	14.19%	10.09%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,918,669,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 13,149,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Change [Text Block]

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Strategies [Text Block]

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178375
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class M
Trading Symbol	RGDTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,126	10,118	10,117
2017	12,541	12,423	12,447
2018	12,587	12,567	12,601
2019	13,959	14,162	14,200
2020	14,217	14,780	14,820
2021	20,218	20,755	20,811
2022	16,681	16,920	16,965
2023	18,676	18,693	18,743
2024	24,343	24,988	25,056
2025	29,163	30,490	30,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	19.80%	15.45%	11.30%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(b)	22.02%	15.58%	11.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,918,669,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 13,149,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Change [Text Block]

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Strategies [Text Block]

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000042374
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class S
Trading Symbol	RGESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,126	10,118	10,117
2017	12,531	12,423	12,447
2018	12,566	12,567	12,601
2019	13,927	14,162	14,200
2020	14,168	14,780	14,820
2021	20,136	20,755	20,811
2022	16,601	16,920	16,965
2023	18,552	18,693	18,743
2024	24,146	24,988	25,056
2025	28,912	30,490	30,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	19.74%	15.33%	11.20%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,918,669,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 13,149,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Change [Text Block]

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Strategies [Text Block]

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066919
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class Y
Trading Symbol	RLGYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,150	10,118	10,117
2017	12,579	12,423	12,447
2018	12,629	12,567	12,601
2019	14,036	14,162	14,200
2020	14,303	14,780	14,820
2021	20,353	20,755	20,811
2022	16,814	16,920	16,965
2023	18,838	18,693	18,743
2024	24,578	24,988	25,056
2025	29,479	30,490	30,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	20.05%	15.56%	11.42%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,918,669,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 13,149,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Change [Text Block]

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Strategies [Text Block]

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000043464
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	REMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$163	1.42%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	9,425	10,000	10,000
2016	10,306	10,927	10,940
2017	13,025	13,817	13,716
2018	11,160	12,088	12,035
2019	12,237	13,521	13,462
2020	12,291	14,636	14,572
2021	14,842	17,119	17,044
2022	9,964	11,807	11,756
2023	10,957	13,083	13,025
2024	13,486	16,394	16,323
2025	17,393	20,971	20,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	21.54%	5.92%	5.69%
Class A - no sales charge	28.97%	7.19%	6.32%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 831,321,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 6,272,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

C000004231
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class C
Trading Symbol	REMCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$247	2.17%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,852	10,927	10,940
2017	13,607	13,817	13,716
2018	11,576	12,088	12,035
2019	12,595	13,521	13,462
2020	12,563	14,636	14,572
2021	15,048	17,119	17,044
2022	10,033	11,807	11,756
2023	10,946	13,083	13,025
2024	13,371	16,394	16,323
2025	17,115	20,971	20,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	28.00%	6.38%	5.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 831,321,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 6,272,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

C000178285
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class M
Trading Symbol	RMMTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$123	1.07%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,955	10,927	10,940
2017	13,890	13,817	13,716
2018	11,942	12,088	12,035
2019	13,145	13,521	13,462
2020	13,247	14,636	14,572
2021	16,049	17,119	17,044
2022	10,818	11,807	11,756
2023	11,939	13,083	13,025
2024	14,742	16,394	16,323
2025	19,082	20,971	20,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	29.51%	7.57%	6.67%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(b)	27.91%	7.46%	7.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 831,321,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 6,272,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

C000166195
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class R6
Trading Symbol	REGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$117	1.02%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,979	10,927	10,940
2017	13,932	13,817	13,716
2018	11,989	12,088	12,035
2019	13,203	13,521	13,462
2020	13,315	14,636	14,572
2021	16,135	17,119	17,044
2022	10,885	11,807	11,756
2023	12,017	13,083	13,025
2024	14,842	16,394	16,323
2025	19,216	20,971	20,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	29.47%	7.61%	6.75%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(b)	27.91%	7.46%	7.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 831,321,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 6,272,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

C000004230
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class S
Trading Symbol	REMSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,955	10,927	10,940
2017	13,883	13,817	13,716
2018	11,924	12,088	12,035
2019	13,114	13,521	13,462
2020	13,200	14,636	14,572
2021	15,973	17,119	17,044
2022	10,755	11,807	11,756
2023	11,862	13,083	13,025
2024	14,624	16,394	16,323
2025	18,913	20,971	20,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	29.33%	7.46%	6.58%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 831,321,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 6,272,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

C000066900
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	REMYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,979	10,927	10,940
2017	13,935	13,817	13,716
2018	11,993	12,088	12,035
2019	13,210	13,521	13,462
2020	13,325	14,636	14,572
2021	16,153	17,119	17,044
2022	10,897	11,807	11,756
2023	12,035	13,083	13,025
2024	14,872	16,394	16,323
2025	19,262	20,971	20,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	29.52%	7.65%	6.77%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 831,321,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 6,272,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

C000089689
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class A
Trading Symbol	RTLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index
2015	9,424	10,000
2016	9,612	10,451
2017	11,783	12,921
2018	12,282	13,870
2019	13,738	15,857
2020	15,039	17,397
2021	21,029	24,862
2022	17,273	21,230
2023	18,995	23,383
2024	25,335	32,272
2025	29,432	39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	9.50%	13.03%	11.40%
Class A - no sales charge	16.17%	14.37%	12.06%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 11,174,667,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 63,087,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Change [Text Block]

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004234
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class C
Trading Symbol	RTLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$205	1.90%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
2015	10,000	10,000
2016	10,123	10,451
2017	12,317	12,921
2018	12,741	13,870
2019	14,146	15,857
2020	15,369	17,397
2021	21,331	24,862
2022	17,390	21,230
2023	18,981	23,383
2024	25,126	32,272
2025	28,967	39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	15.30%	13.51%	11.22%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 11,174,667,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 63,087,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Change [Text Block]

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178286
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class M
Trading Symbol	RTMTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	S&P 500® Index
2015	10,000	10,000
2016	10,225	10,451
2017	12,575	12,921
2018	13,155	13,870
2019	14,765	15,857
2020	16,217	17,397
2021	22,758	24,862
2022	18,759	21,230
2023	20,700	23,383
2024	27,708	32,272
2025	32,298	39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	16.57%	14.77%	12.44%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 11,174,667,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 63,087,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Change [Text Block]

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004233
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class S
Trading Symbol	RETSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index
2015	10,000	10,000
2016	10,225	10,451
2017	12,565	12,921
2018	13,132	13,870
2019	14,723	15,857
2020	16,158	17,397
2021	22,649	24,862
2022	18,651	21,230
2023	20,564	23,383
2024	27,494	32,272
2025	32,017	39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	16.45%	14.66%	12.34%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 11,174,667,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 63,087,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Change [Text Block]

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089690
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class A
Trading Symbol	RTSAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(a)
2015	9,423	10,000	10,000
2016	9,423	10,424	10,398
2017	11,672	12,924	12,964
2018	12,031	13,776	13,328
2019	12,788	15,635	14,506
2020	12,550	17,221	14,813
2021	18,535	24,782	22,135
2022	15,237	20,688	18,244
2023	14,369	22,422	17,400
2024	18,688	30,910	23,156
2025	19,170	37,343	25,920

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	(3.33)%	7.56%	6.72%
Class A - no sales charge	2.58%	8.84%	7.36%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(a)	11.94%	11.84%	9.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,775,232,000
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 15,935,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004237
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class C
Trading Symbol	RTSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$223	2.21%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,925	10,424	10,398
2017	12,208	12,924	12,964
2018	12,490	13,776	13,328
2019	13,183	15,635	14,506
2020	12,845	17,221	14,813
2021	18,838	24,782	22,135
2022	15,375	20,688	18,244
2023	14,394	22,422	17,400
2024	18,582	30,910	23,156
2025	18,926	37,343	25,920

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	1.88%	8.06%	6.59%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(a)	11.94%	11.84%	9.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,775,232,000
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 15,935,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178295
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class M
Trading Symbol	RTOUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,028	10,424	10,398
2017	12,466	12,924	12,964
2018	12,899	13,776	13,328
2019	13,765	15,635	14,506
2020	13,565	17,221	14,813
2021	20,102	24,782	22,135
2022	16,591	20,688	18,244
2023	15,705	22,422	17,400
2024	20,498	30,910	23,156
2025	21,113	37,343	25,920

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	3.00%	9.25%	7.76%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(b)	11.94%	11.84%	9.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,775,232,000
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 15,935,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004236
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class S
Trading Symbol	RTSSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,028	10,424	10,398
2017	12,456	12,924	12,964
2018	12,880	13,776	13,328
2019	13,726	15,635	14,506
2020	13,513	17,221	14,813
2021	20,006	24,782	22,135
2022	16,497	20,688	18,244
2023	15,597	22,422	17,400
2024	20,338	30,910	23,156
2025	20,930	37,343	25,920

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	2.91%	9.15%	7.67%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(a)	11.94%	11.84%	9.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,775,232,000
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 15,935,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000152720
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class A
Trading Symbol	RTNAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$143	1.29%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
2015	9,429	10,000	10,000
2016	9,590	10,022	10,026
2017	11,917	12,392	12,420
2018	10,632	11,370	11,405
2019	11,493	12,652	12,691
2020	10,620	12,321	12,359
2021	14,097	15,976	16,025
2022	10,441	12,026	12,063
2023	11,707	13,477	13,519
2024	14,056	16,757	16,808
2025	17,177	20,934	20,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	15.21%	8.80%	5.56%
Class A - no sales charge	22.21%	10.09%	6.18%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.93%	11.18%	7.70%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,117,982,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 33,001,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

C000152721
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class C
Trading Symbol	RTNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$226	2.04%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,089	10,022	10,026
2017	12,464	12,392	12,420
2018	11,025	11,370	11,405
2019	11,835	12,652	12,691
2020	10,848	12,321	12,359
2021	14,282	15,976	16,025
2022	10,504	12,026	12,063
2023	11,690	13,477	13,519
2024	13,935	16,757	16,808
2025	16,901	20,934	20,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	21.28%	9.27%	5.39%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.93%	11.18%	7.70%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,117,982,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 33,001,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

C000178423
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class M
Trading Symbol	RTIUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,183	10,022	10,026
2017	12,709	12,392	12,420
2018	11,370	11,370	11,405
2019	12,342	12,652	12,691
2020	11,432	12,321	12,359
2021	15,238	15,976	16,025
2022	11,324	12,026	12,063
2023	12,749	13,477	13,519
2024	15,366	16,757	16,808
2025	18,826	20,934	20,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	22.60%	10.49%	6.53%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)	24.93%	11.18%	7.70%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,117,982,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 33,001,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

C000152723
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class S
Trading Symbol	RTNSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,183	10,022	10,026
2017	12,697	12,392	12,420
2018	11,354	11,370	11,405
2019	12,300	12,652	12,691
2020	11,393	12,321	12,359
2021	15,158	15,976	16,025
2022	11,262	12,026	12,063
2023	12,653	13,477	13,519
2024	15,239	16,757	16,808
2025	18,658	20,934	20,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	22.44%	10.37%	6.44%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.93%	11.18%	7.70%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,117,982,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 33,001,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

C000210287
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class A
Trading Symbol	RTXAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	9,425	10,000	10,000
2019	9,802	10,525	10,494
2020	8,660	10,985	8,623
2021	12,842	15,425	12,498
2022	11,332	12,575	11,564
2023	10,934	13,893	11,254
2024	13,283	18,572	14,215
2025	14,183	22,661	15,342

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales charge	0.65%	9.06%	5.62%
Class A - no sales charge	6.85%	10.37%	6.60%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,198,128,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 8,258,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

C000210288
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class C
Trading Symbol	RTXCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$213	2.07%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,370	10,525	10,494
2020	9,089	10,985	8,623
2021	13,380	15,425	12,498
2022	11,721	12,575	11,564
2023	11,218	13,893	11,254
2024	13,524	18,572	14,215
2025	14,337	22,661	15,342

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C	6.09%	9.54%	5.80%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,198,128,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 8,258,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

C000210291
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class M
Trading Symbol	RTXMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class M	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,224	10,985	8,623
2021	13,738	15,425	12,498
2022	12,169	12,575	11,564
2023	11,783	13,893	11,254
2024	14,358	18,572	14,215
2025	15,391	22,661	15,342

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class M	7.19%	10.78%	6.98%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,198,128,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 8,258,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

C000210293
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class S
Trading Symbol	RTXSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,219	10,985	8,623
2021	13,703	15,425	12,498
2022	12,125	12,575	11,564
2023	11,727	13,893	11,254
2024	14,279	18,572	14,215
2025	15,296	22,661	15,342

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	7.12%	10.66%	6.87%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,198,128,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 8,258,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%